LVIP American Growth-Income Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	30,185,685	$2,014,592,637
Total Investment Company (Cost $1,496,971,346)		2,014,592,637

TOTAL INVESTMENTS–100.05% (Cost $1,496,971,346)	2,014,592,637
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(976,858)
NET ASSETS APPLICABLE TO 59,867,446 SHARES OUTSTANDING–100.00%	$2,013,615,779

✢Class 1 shares.
LVIP American Growth-Income Fund–1